Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - Future Minimum Lease Payments and Other Contractual Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,340
Contractual Obligation, Due in Next Twelve Months	614
Operating Leases, Future Minimum Payments, Due in Two Years	1,363
Contractual Obligation, Due in Second Year	58
Operating Leases, Future Minimum Payments, Due in Three Years	1,366
Contractual Obligation, Due in Third Year	3
Operating Leases, Future Minimum Payments, Due in Four Years	1,389
Contractual Obligation, Due in Fourth Year	0
Operating Leases, Future Minimum Payments, Due in Five Years	1,389
Contractual Obligation, Due in Fifth Year	0
Operating Leases, Future Minimum Payments, Due Thereafter	8,339
Contractual Obligation, Due after Fifth Year	0
Operating Leases, Future Minimum Payments Due	15,186
Contractual Obligation	$ 675